Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Accrued payroll and employee benefits	3,416,836	5,693,545	792,046
Payable to third parties (a)	1,818,200	3,964,389	551,498
Deposit payable	2,017,770	1,973,850	274,588
Others	233,075	452,662	62,972
Total	7,485,881	12,084,446	1,681,104

(a)	The balance mainly represents the payables for daily operations such as professional and consulting services, equipment purchases, rent and utility bills as of December 31, 2023 and 2024.